Consolidated Balance Sheet - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and central bank balances		€ 198,268	€ 166,208
Interbank balances (w/o central banks)		8,359	9,130
Central bank funds sold and securities purchased under resale agreements		8,519	8,533
Securities borrowed		33	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets		112,120	107,929
Positive market values from derivative financial instruments		273,890	343,493
Non-trading financial assets mandatory at fair value through profit and loss		83,412	76,121
Financial assets designated at fair value through profit or loss		90	437
Total financial assets at fair value through profit or loss		469,511	527,980
Financial assets at fair value through other comprehensive income		37,186	55,834
Equity method investments		1,110	901
Loans at amortized cost		440,747	426,691
Property and equipment		5,378	5,549
Goodwill and other intangible assets		6,846	6,725
Other assets	[1]	137,941	110,360
Assets for current tax		1,036	986
Deferred tax assets		5,800	6,063
Total assets		1,320,734	1,324,961
Liabilities and equity [Abstract]
Deposits		581,490	567,745
Central bank funds purchased and securities sold under repurchase agreements		3,144	2,325
Securities loaned		1,123	1,697
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		56,121	44,316
Negative market values from derivative financial instruments		264,564	327,775
Financial liabilities designated at fair value through profit or loss		52,921	46,582
Investment contract liabilities		560	526
Total financial liabilities at fair value through profit or loss		374,167	419,199
Other short-term borrowings		3,428	3,553
Other liabilities	[1]	137,847	114,208
Provisions		2,556	2,430
Liabilities for current tax		884	574
Deferred tax liabilities		507	561
Long-term debt		149,139	149,163
Trust preferred securities		1,044	1,321
Total liabilities		1,255,328	1,262,777
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,460	40,606
Retained earnings		12,004	10,002
Common shares in treasury, at cost		(28)	(7)
Accumulated other comprehensive income (loss), net of tax		(979)	(1,118)
Total shareholders equity		56,748	54,774
Additional equity components		7,068	5,824
Noncontrolling interests		1,591	1,587
Total equity		65,406	62,184
Total liabilities and equity		€ 1,320,734	€ 1,324,961

[1]	Includes non-current assets and disposal groups held for sale.